COMMON STOCK AND STOCK INCENTIVE PLANS	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
COMMON STOCK AND STOCK INCENTIVE PLANS

NOTE 10-COMMON STOCK AND STOCK INCENTIVE PLANS

Stock Incentive Plans

As of December 31, 2017, the Company has the stock incentive plans described below. Substantially all outstanding awards are subject to potential accelerated vesting in the event of a change in control of the Company. The Company repurchases and cancels its ordinary shares forfeited with respect to the tax liability associated with certain vesting of restricted stock and restricted stock unit grants under these plans.

2017 Equity Incentive Plan:

The 2017 Equity Incentive Plan, or (the “2017 Plan”), was approved by the Board of Director on November 4, 2016, and will expire on December 31, 2021. The 2017 Plan provides for the grant of the following types of incentive awards: (i) stock options, (ii) stock appreciation rights, (iii) restricted stock, (iv) restricted stock units, (v) performance shares and performance units, and (vi) other stock or cash awards (“Award,” and collectively, “Awards”). Those who are eligible for Awards under the 2017 Plan include employees, directors and consultants who provide services to the Company and its affiliates.

The maximum aggregate number of shares that may be awarded and sold under the Plan is 2,000,000 Shares plus (i) any shares that, as of December 31, 2016, have been reserved but not issued pursuant to any awards granted under UTStarcom Holdings Corp.’s Amended and Restated 2006 Equity Incentive Plan (the “2006 Plan”), and (ii) any shares subject to stock options or similar awards granted under the 2006 Plan that expire or otherwise terminate without having been exercised in full and Shares issued pursuant to awards granted under the 2006 Plan that are forfeited to or repurchased by the Company. The shares may be authorized but unissued, or reacquired common stock.

As of December 31, 2018, 1,512,623 shares underlying options and restricted stock awards and units were outstanding under the 2017 Plan. The 2006 Equity incentive plan expired on December 31, 2016, and as of December 31, 2018, 1,583,278 ordinary shares available for grant under this plan were transferred to the 2017 equity incentive plan.

Stock Award and Stock Option Activity

During 2018, the Company granted equity awards primarily consisting of restricted stock, restricted stock units, stock options and performance shares. Such awards generally vest over a period of four years from the vesting start date. Restricted stock has the voting rights of ordinary shares and the shares underlying restricted stock are issued and outstanding. As of December 31, 2018, the number of ordinary shares available for issuance pursuant to future grants under the 2017 plan, including remaining unissued shares under Prior Plans that have been transferred into the 2017 plan were 2,456,631. The 2006 Plan expired on December 31, 2016, and as of December 31, 2018,1,583,278 shares were transferred to the 2017 Plan that was approved by the Board of Director on November 4, 2016. The following table summarizes the Company’s stock option activities:

		Weighted
	Number of	average
	shares	exercise
	outstanding	price
	(in thousands)
Options Outstanding, December 31, 2016	605	$2.78
Options granted	—	—
Options exercised	(52)	2.62
Options forfeited or expired	(309)	3.22
Options Outstanding, December 31, 2017	244	$2.26
Options granted	—	—
Options exercised	(35)	2.24
Options forfeited or expired	(3)	4.17
Options Outstanding, December 31, 2018	206	$2.24

Under the Plans, the Company granted restricted stock awards. Restricted stock awards are unvested stock awards that may include grants of restricted stock or grants of restricted stock units. Such awards generally vest over a period of four years from the date of grant. Restricted stock has the voting rights of ordinary share and the shares underlying restricted stock are considered to be currently issued and outstanding. Restricted stock units do not have the voting rights of ordinary shares, and the shares underlying the restricted stock units are not considered issued and outstanding. The expense for such awards is based on the fair market value of the shares at the date of grant and is recognized on a straight-line basis over the requisite service period. The grant of restricted stock awards is deducted from the shares available on a one to one basis for grant under the Company’s stock plan. Unvested restricted awards as of December 31, 2018 and changes during the year ended December 31, 2018 is summarized below:

		Weighted
		average
		grant date
	Shares	fair value
	(in thousands)
Total nonvested restricted stock at December 31, 2016	1,438	$2.28
Granted	76	2.34
Vested	(364)	2.27
Forfeited	(229)	3.64
Total nonvested restricted stock at December 31, 2017	921	$1.96
Granted	789	3.53
Vested	(379)	2.37
Forfeited	(25)	3.33
Total nonvested restricted stock at December 31, 2018	1,306	$2.77

During 2017, 0.4 million shares of restricted stock awards vested. The total fair value of restricted stock awards vested, as measured on the date of vesting, during 2017 was $0.8 million. During 2017, the Company also granted 0.1 million restricted stock awards.

During 2018, 0.4 million shares of restricted stock awards vested. The total fair value of restricted stock awards vested, as measured on the date of vesting, during 2018 was $0.9 million. During 2018, the Company also granted 0.8 million restricted stock awards.

The following table summarizes significant ranges of outstanding and exercisable stock options as of December 31, 2018:

Weighted
		Number of shares	Average	Weighted	Number of shares	Weighted
Range of		Outstanding	Remaining	Average	Exercisable	Average
Exercise Prices		as of 12/31/2018	Contractual Term	Exercise Price	as of 12/31/2018	Exercise Price
$2.24	$2.24	206,450	4.08	$2.24	73,150	$2.24

	Number of shares	Weighted average exercise price
Options exercisable as of December 31, 2018	73,150	$2.24
Options vested and expected to vest as of December 31, 2018	206,450	$2.24

The intrinsic value represents the total pre-tax intrinsic value and is calculated as the difference between the market value as reported by NASDAQ on December 31, 2018 of $2.27 and the exercise price of the in-the-money shares. During 2018, the total pre-tax intrinsic value of options exercised was negligible. The weighted average remaining contractual life of options exercisable was 1.08 years, and the weighted average remaining contractual life of options expected to vest was 4.08 years as of December 31, 2018.

2006 Equity Incentive Plan:

The 2006 Equity Incentive Plan, or 2006 Plan, was implemented on July 21, 2006 after being adopted by the Board of Directors on June 6, 2006 and approved by the Company’s stockholders on July 21, 2006, and expired on December 31, 2016. The 2006 Plan replaces the 1997 Plan, the 2001 Plan, and the 2003 Plan, (collectively, the “Prior Plans”), and no further awards will be granted pursuant to the Prior Plans. The 2006 Plan provides for the grant of the following types of incentive awards: (i) stock options, (ii) stock appreciation rights, (iii) restricted stock, (iv) restricted stock units, (v) performance shares and performance units, and (vi) other stock or cash awards. Those who are eligible for Awards under the 2006 Plan include employees, directors and consultants who provide services to the Company and its affiliates.

The maximum aggregate number of shares that may be awarded and sold under the 2006 Plan is 1,500,000 shares, which was amended on January 4, 2016, to add an additional 1,500,000 shares to the 2006 Plan, plus (i) any shares that have been reserved but remain unissued under the Prior Plans as of July 21, 2006, and (ii) any shares subject to stock options or similar awards granted under the Prior Plans that expire or become exercisable without having been exercised in full and shares issued pursuant to awards granted under the Prior Plans that are forfeited to or repurchased by the Company. As of December 31, 2016, the number of shares transferred from the Prior Plans to the 2006 plan totaled 8,474,347. As of December 31, 2016, 2,042,798 options and restricted stock awards and units were outstanding under the 2006 Plan.

The Board of Directors or the Compensation Committee of the Board, `or Compensation Committee, administers the 2006 Plan. Subject to the terms of the 2006 Plan, the Administrator has the sole discretion to select the employees, consultants, and directors who will receive Awards, determine the terms and conditions of Awards, and to interpret the provisions of the 2006 Plan and outstanding Awards. Options granted under the 2006 Plan generally vest and become exercisable over four years.

Awards granted under the 2006 Plan are generally not transferable, and all rights with respect to an Award granted to a participant generally may be exercised during a participant’s lifetime only by the participant; provided, however, that with the Administrator’s approval, a participant may (i) transfer an Award to a participant’s spouse or former spouse pursuant to a court-approved domestic relations order which relates to the provision of child support, alimony payments or marital property rights, or (ii) transfer an Award by gift to or for the benefit of the participant’s immediate family.

The exercise price of all stock options and stock appreciation rights granted under the 2006 Plan must be at least equal to 100% of the fair market value of the ordinary share on the date of grant (or at least 110% of such fair market value for an incentive stock option, or (“ISO”), granted to a shareholder with greater than 10% voting power of the Company’s stock). The maximum term of a stock option granted to any participant must not exceed seven years from the date of grant or five years for an ISO granted to a shareholder with greater than 10% of the voting power of the ordinary share. The Administrator will determine the terms and conditions of all other Awards granted under the 2006 Plan.

The 2006 Plan expired on December 31, 2016, and 960,940 shares were transferred to the 2017 Plan that was approved by the Board of Director on November 4, 2016.

Stock-Based Compensation

Stock-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated by the Black-Scholes model. The Black-Scholes model was developed for use in estimating the fair value of short-lived exchange traded options that have no vesting restrictions and are fully transferable. In addition, option pricing models require the input of highly subjective assumptions, including the expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rate and expected dividends.

The Company uses historical volatility as management believes it is more representative of future stock price trends than implied volatility due to the relatively small number of actively traded options on the Company’s ordinary shares available to determine implied volatility. The Company estimates an expected term of options granted based upon the Company’s historical exercise and cancellation data for vested options. In addition, separate groups of employees that have similar exercise behavior are considered separately. The expected term of employee stock purchase plan shares is the average of the remaining purchase periods under each offering period. The Company bases the risk free interest rate used in the option valuation model on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in the option valuation model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

The fair values of stock-based payment awards excluding non-employee, were estimated using the Black-Scholes option pricing model with the following assumptions:

Years ended December 31,
Stock Options:	2016
Expected term in years	4.75
Weighted average risk-free interest rate	1.30%
Expected dividend rate	0.00%
Volatility	51.60%

At December 31, 2018, there was approximately $2.0 million of total unrecognized compensation cost, as measured, related to unvested stock options and restricted stock and restricted stock units, which is expected to be recognized over a weighted-average period of 1.87 years.

At December 31, 2017, there was approximately $0.8 million of total unrecognized compensation cost, as measured, related to unvested stock options and restricted stock and restricted stock units, which is expected to be recognized over a weighted-average period of 1.23 years.

The following table summarizes the stock-based compensation expense recognized in the Company’s Consolidated Statement of Operations:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Cost of net sales	$66	$12	$1
Selling, general and administrative	901	793	2,193
Research and development	130	61	44
Total	$1,097	$866	$2,238